8. Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Stockholders' Equity

Common Stock:

Generally, the Company issues common stock in connection with acquisitions, as a part of equity financing transactions, as dividends on preferred stock, upon conversion of preferred shares to common stock and upon the exercise of stock options or warrants.

During the three months ended March 31, 2016, the Company issued common stock and common stock warrants as a part of the following four equity financing transactions:

On February 9, 2016, the Company entered into a letter agreement (the “Agreement”) with Miriam Blech and River Charitable Remainder Unitrust f/b/o Isaac Blech, who together control all of the Company’s Class C Preferred Stock.  Pursuant to the Agreement, the parties agreed to postpone payment of the annual dividend on the Company’s Class C Preferred Stock until five (5) business days following the day on which the Company holds an annual or special meeting of its stockholders where the stockholders approve a proposal to increase the authorized capital stock of the Company.

On January 26, 2016, the Company entered into securities purchase agreements with a group of accredited investors, pursuant to which the Company was to issue 227,273 shares of common stock at a purchase price of $1.10 per share. In addition, the Company issued warrants to purchase up to 56,818 shares of the Corporation’s common stock in the aggregate, at an exercise price of $1.50 per share (the “Warrants”). The Warrants have a term of five years and may be exercised at any time from or after the date of issuance and contain customary, structural anti-dilution protection (i.e., stock splits, dividends, etc). Upon closing of this equity financing, the Company received proceeds of $250,000.

On February 24, 2016, the Company received proceeds of $1,256,782 in connection with the Company's offer to amend and exercise warrants. In connection with the offering, warrant holders elected to exercise a total of 1,142,529 of their $1.125 warrants at a reduced exercise price of $1.10 per share. The Company issued new warrants to the participants to purchase 285,654 shares of common stock with a term of five (5) years and have an exercise price per share equal to $1.50.

On March 3, 2016 the Company agreed to replace the 480,784 $1.50 warrants from the November 5, 2015, December 23, 2015 and January 26, 2016 financings with 1,923,137 five year warrants at $1.10 per share. These 1,923,137 warrants are subject to the Company’s customary, structural anti-dilution protections (i.e. stock splits, dividends, etc).

On March 10, 2016, the Company entered into securities purchase agreements with accredited investors, advisory clients of Wellington Management Company, LLP (“Wellington”) and the Dan Wachtler Family Trust pursuant to which the Company issued 5,076,863 shares of common stock at the purchase price of $1.10 per share.  In addition, the Company issued warrants to purchase up to 5,076,863 shares of the Company’s common stock in the aggregate, at an exercise price of $1.10 per share.  The warrants have a term of five years and may be exercised on a cashless basis.  Per the terms of the agreement, other than Dan Wachtler Family Trust, these purchasers are deemed to be “Qualified Purchasers” and are subject to the full-ratchet and anti-dilution protections explained below. Upon closing of this equity financing, the company received proceeds of $5,584,549.

  In the event, prior to March 10, 2021, the Company issues “Additional Stock” (as defined in the Qualified Purchasers Securities Purchase Agreement) for per share consideration that is less than the Exercise Price of the Qualified Purchaser warrants, then the Exercise Price of each Warrant shall be reduced concurrently with such issue, to match the per share price of the dilutive issuance. Additional Stock as defined in the Securities Purchase Agreement excludes common stock issued for exercises of stock options and warrants, conversions of promissory notes, and certain other adjustments as defined in the agreement.

Additionally, in the event, prior to March 10, 2018, the Company issues “Additional Stock” for a per share consideration of less than $1.10 resulting in a “Dilutive Issuance” as defined in the Securities Purchase Agreement, the Company shall issue shares to the Qualified Purchasers, for no additional consideration, based on a formula defined in the Securities Purchase Agreement.

Furthermore, in the event, prior to March 10, 2018, the Company issues “Additional Stock” (as defined in the Qualified Purchasers Warrant Agreement) the number of warrant shares shall be increased by the number of shares necessary to ensure that the “Ownership Percentage” immediately following the issuance of any such shares shall remain equal to the Ownership Percentage immediately prior to such issuance. Ownership Percentage is calculated as the 5,073,863 warrant shares issued to Qualified Investors divided by 141,538,754 fully diluted shares agreed upon at the issuance date. Additional stock per the Warrant Agreement excludes all of the same items described above and also excludes shares issued for a strategic investment between $10 million and $25 million.

Qualified Purchasers cannot exercise their warrants unless their beneficial ownership of outstanding common stock falls below 9.9%. As of the March 10, 2016 issuance date and March 31, 2016, the Qualified Purchasers beneficially owned approximately 14% of the Company’s common stock, thus, the warrants are not exercisable. If the Qualified Purchasers ownership of outstanding common stock falls below 9.9%, they are permitted to exercise warrants only to the extent that their beneficial ownership reaches 9.9%.

Aside from legal fees, the Company incurred $397,699 in fees, plus the issuance of 202,955 $1.10 five year warrants, with an exercise price of $1.10 and in connection with this financing transaction and this amount is not reflected in the proceeds above.

The table below summarizes the common stock and warrant activity referenced:

	Common Shares	Warrants
January 26, 2016 Securities Purchase Agreement	227,273	56,818
February 24, 2016 Warrant Exercises	1,142,529	(1,142,529)
February 24, 2016 Warrant Issue		285,654
March 3, 2016 Warrants Replaced		(480,784)
March 3, 2016 Warrant Re-Issue		1,923,137
March 10, 2016 Stock Purchase Agreement	5,076,863	5,076,863
Warrants Issued for Services		202,955
Totals	6,446,665	5,922,114

7% Series B Convertible Preferred Stock:

During 2010, the Company issued 1,200,000 shares of 7% Series B Convertible Preferred Stock (“Series B Preferred Stock”), along with 1,058,940 detachable warrants.  The holders of shares of Series B Preferred Stock are entitled to receive a 7 percent annual dividend until the shares are converted to common stock.  The warrants, immediately exercisable, are for a term of five years, and entitle the holder to purchase shares of common stock at an exercise price of $ 0.77 per share.  During the three months ended March 31, 2015, 880,000 shares of Series B Preferred Stock were converted into 880,000 shares of common stock.  As of March 31, 2016 and December 31, 2015, no shares of the Series B Preferred Stock remained outstanding, respectively.

The Class B preferred stock accrued 7 percent per annum dividends. The dividends began accruing April 30, 2010, and were cumulative.  Dividends were payable annually in arrears.  At December 31, 2015, $6,857 of dividends had accrued on these shares.  However, they are unrecorded on the Company’s books until declared.  On February 26, 2016, the Company declared the dividends on its Series B preferred stock accrued as of December 31, 2015, and the Company paid the dividends in 4,969 shares of Company common stock during the three months ended March 31, 2016.

Series C Convertible Preferred Stock:

During 2011, the Company issued 2,380,952 shares of Series C Convertible Preferred Stock; $.001 par value per share (“Series C Preferred Stock”), along with 8,217,141 warrants.  Each share was priced at $2.10 and, when issued, included 3 warrants at an exercise price of $0.77 which expire in 5 years. The Series C Preferred Stock (a) is convertible into three shares of common stock, subject to certain adjustments, (b) pays 7 percent dividends per annum, payable annually in cash or shares of common stock, at the Company’s option, and (c) is automatically converted into common stock should the price of the Company’s common stock exceed $2.50 for 30 consecutive trading days. The warrants issued in connection with the Series C Preferred Stock contain full-ratchet anti-dilution provisions that require them to be recorded as a derivative instrument.

On August 11, 2015, the Company executed an Exchange Agreement with the holders of the Series C Preferred Stock Warrants, replacing the original $0.77 warrants, with $1.20 warrants, which are not eligible for exercise until after February 11, 2017 and have an expiration date of August 11, 2018. Additionally, the Company did not provide full-ratchet anti-dilution provisions. As of March 31, 2016 and December 31, 2015, 2,380,952 shares of the Series C Preferred Stock remain outstanding.

   Stock Options:

The Company issued 317,874 stock options during the three months ended March 31, 2016 and 1,372,000 stock options during the three months ended March 31, 2015 under the 2008 Stock Incentive Plan.  The Company’s results for the three months ended March 31, 2016 and 2015, include stock option based compensation expense of $358,409 and $327,750, respectively.  These amounts are included within selling, general and administrative expenses on the Consolidated Statements of Operations.  There were no tax benefits recognized with respect to that stock based compensation during the three months ended March 31, 2016 or 2015.

The fair values of options granted during the three months ended March 31, 2016 were estimated using the Black Scholes option pricing model and using the following weighted-average assumptions:

Exercise price	$1.34
Risk free interest rate	1.02% - 1.81%
Volatility	62.13% - 70.48%
Expected term	5.5 Years
Dividend yield	None

On December 8, 2015 the Company issued 2,025,000 stock options to employees, and during the first three months of 2016 an additional 60,000 shares were issued. The vesting of these options is contingent on shareholder approval of an increase in the amount of authorized shares of common stock at the next annual meeting.  In the event that the shareholders do not approve the increase in authorized shares the options will be cancelled.  The Company has determined that due to the contingent vesting of these options, they are not included in the Company’s outstanding stock options at March 31, 2016.

The following table represents the activity under the stock incentive plan as of March 31, 2016 and the changes during each period:

Options	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2014	11,309,864	$0.81
Issued	3,140,000	$1.37
Exercised	(3,053,397)	$0.66
Forfeitures	(1,036,383)	$1.07
Outstanding at December 31, 2015	10,360,084	$1.01
Issued	317,874	$1.34
Exercised	(20,000)	$0.70
Forfeitures	(39,000)	$1.26
Outstanding at March 31, 2016	10,618,958	$1.00

   Warrants:

During the three months ended March 31, 2016, the Company issued 7,285,654 warrants to purchase shares of common stock in connection with financing transactions (see above in the common stock section of this Note), and 202,955 warrants to purchase shares of common stock in exchange for service.  During the three months ended March 31, 2015, the Company issued 8,046,821 warrants to purchase shares of common stock in connection with financing transactions and 50,000 warrants to purchase shares of common stock in exchange for service. For the three months ended March 31, 2016, $569,492 was reclassified as equity upon exercise.  The fair value of the 202,955 warrants issued for service during the three months ended March 31, 2016 were recorded as an offset in additional paid in capital because they were considered costs to raise capital.  The Company’s results of operations for the three months ended March 31, 2015, include immaterial expenses related to warrants issued for services which are included in selling, general and administrative expenses.

Warrant holders exercised 1,712,529 warrants to purchase common stock during the three months ended March 31, 2016.  The weighted average price of the exercised warrants was $0.99 and the Company received $1,257,782 in gross proceeds as a result of these exercises. Warrant holders exercised 888,334 warrants to purchase common stock during the three months ended March 31, 2015.  The weighted average price of the exercised warrants was $0.74 and the Company received $656,976 in proceeds as a result of these exercises.

The following table represents the warrant activity as of March 31, 2016 and the changes during each period:

Warrants	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2014	18,753,060	$1.06
Issued	15,848,643	$1.09
Exercised	(1,546,308)	$0.76
Cancelled	(7,187,642)	$0.80
Outstanding at December 31, 2015	25,867,753	$1.16
Issued	7,488,609	$1.12
Exercised	(1,712,529)	$0.99
Cancelled	(1,183,162)	$1.11
Outstanding at March 31, 2016	30,460,671	$1.16

Common Stock:

Generally, the Company issues common stock in connection with acquisitions, as a part of equity financing transactions, as dividends on preferred stock, upon conversion of preferred shares to common stock and upon the exercise of stock options or warrants.

In 2015, the Company issued 10,000,000 shares as a part of the merger agreement with IPSA International, Inc. (see Note 3), 12,131,453 shares as a part of equity financing transactions, 262,176 shares as dividends on Preferred Stock, 1,080,000 shares due upon the conversion of Preferred Stock, 3,053,273 shares upon the exercise of options, 1,379,306 shares upon the exercise of warrants, 200,000 shares in exchange for services and 214,287 shares upon conversion of a portion of the principal and interest of outstanding convertible promissory notes.

In 2014, the Company issued 2,294,487 shares as dividends on preferred stock, 18,081,392 shares upon conversion of Series B and Series D convertible Preferred stock, 795,095 shares upon the exercise of common stock warrants, 33,334 shares upon exercise of stock options.

During 2015, the Company issued common stock and common stock purchase warrants as a part of the following equity financing transactions:

On February 9, 2015, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company issued 5,586,450 shares of common stock at a purchase price of $1.10 per share. In addition, the Company issued warrants to purchase up to 5,135,018 shares of the Company’s common stock in the aggregate, at an exercise price of $0.80 per share. The warrants have a term of three years and may be exercised at any time from or after the date of issuance, may be exercised on a cashless basis and contain customary, structural anti-dilution protection (i.e., stock splits, dividends, etc).  The warrants qualified for equity accounting.  Upon closing of this equity financing, the Company received proceeds of $6,145,095.

On February 17, 2015, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company issued 1,162,321 shares of common stock at a purchase price of $1.10 per share. In addition, the Company issued warrants to purchase up to 1,068,390 shares of the Corporation’s common stock in the aggregate, at an exercise price of $0.80 per share. The warrants have a term of three years and may be exercised at any time from or after the date of issuance, may be exercised on a cashless basis and contain customary, structural anti-dilution protection (i.e., stock splits, dividends, etc).  The warrants qualified for equity accounting.  Upon closing of this equity financing, the Company received proceeds of $1,278,553.

On March 12, 2015, the Company entered into securities purchase agreements with a group of accredited investors, pursuant to which the Company issued 3,686,818 shares of common stock at a purchase price of $1.10 per share. In addition, the Company issued warrants to purchase up to 1,843,413 shares of the Corporation’s common stock in the aggregate, at an exercise price of $1.50 per share. The warrants have a term of three years and may be exercised at any time from or after the date of issuance and contain customary, structural anti-dilution protection (i.e., stock splits, dividends, etc).  The warrants qualified for equity accounting.  Upon closing of this equity financing, the Company received proceeds of $4,055,498.

The Company incurred fees of $184,697 in connection with the financing transactions discussed above and this amount has been charged to additional paid in capital.

On November 5, 2015, the Company entered into securities purchase agreements with a group of accredited investors, pursuant to which the Company issued 768,864 shares of common stock at a purchase price of $1.10 per share. In addition, the Company agreed to issue warrants to purchase up to 192,216 shares of the Corporation’s common stock in the aggregate, at an exercise price of $1.50 per share. The warrants have a term of five years and may be exercised at any time from or after the date of issuance and contain customary, structural anti-dilution protection (i.e., stock splits, dividends, etc).  The warrants qualified for equity accounting.  Upon closing of this equity financing, the Company received proceeds of $845,750.

On December 23, 2015, the Company entered into securities purchase agreements with a group of accredited investors, pursuant to which the Company issued 927,000 shares of common stock at a purchase price of $1.10 per share. In addition, the Company issued warrants to purchase up to 231,750 shares of the Corporation’s common stock in the aggregate, at an exercise price of $1.50 per share. The warrants have a term of five years and may be exercised at any time from or after the date of issuance and contain customary, structural anti-dilution protection (i.e., stock splits, dividends, etc).  The warrants qualified for equity accounting.  Upon closing of this equity financing, the Company received proceeds of $1,019,700.

7% Class B Convertible Preferred Stock:

During 2010, the Company issued 1,200,000 shares of 7% Class B Convertible Preferred Stock (“Class B Preferred Stock”), along with 1,058,940 detachable warrants.  The holders of shares of Class B Convertible Preferred Stock are entitled to receive a 7 percent annual dividend until the shares are converted to common stock.  The warrants, immediately exercisable, are for a term of five years, and entitle the holder to purchase shares of common stock at an exercise price of $ 0.77 per share.  During 2015, 1,080,000 Shares of Class B Preferred Stock were converted into 1,080,000 shares of Common Stock.  As of December 31, 2015 and 2014, 0 shares and 1,080,000 shares, respectively, of the Class B Preferred Stock remain outstanding.

7% Class C Convertible Preferred Stock:

During 2011, the Company designated 2,500,000 shares of its preferred stock as Class C Convertible Preferred Stock; $.001 par value per share (“Class C Preferred Stock”), each share was priced at $2.10 and, included 3 warrants at an exercise price of $0.77 which expire in 5 years. The Class C Preferred Stock (a) is convertible into three shares of common stock, subject to certain adjustments, (b) pays 7 percent dividends per annum, payable annually in cash or shares of common stock, at the Company’s option, and (c) is automatically converted into common stock should the price of the Company’s common stock exceed $2.50 for 30 consecutive trading days.  During 2011, the Company issued 2,380,952 shares of Class C Preferred Stock and 8,217,141 warrants.  All of these shares were outstanding as of December 31, 2015 and 2014.

Stock Options:

In May 2008, the Company and shareholders adopted a stock incentive plan, entitled the 2008 Stock Incentive Plan (the “Plan”), authorizing the Company to grant stock options of up to 10,000,000 common shares for employees and key consultants. On August 13, 2014, the Company’s stockholders approved an amendment to the Company’s 2008 Stock Incentive Plan increasing the number of shares of Common Stock available for issuance under the Plan to 20,000,000. All options are approved by the Compensation Committee. As of December 31, 2015, there were 9,639,916 shares available for grant under the Plan.

The Company’s results for 2015 and 2014 include stock option based compensation expense of $1,129,000 and $757,000, respectively.  These amounts are included within Selling, General & Administrative expenses on the Statement of Operations.  There were no tax benefits recognized in 2015 or 2014 for stock option based compensation.

Years Ended
	December 31, 2015	December 31, 2014
Exercise price	$1.20 - $2.32	$0.54 - $2.00
Risk free interest rate	0.80% to 1.84%	0.66% to 2.09%
Volatility	27.62% - 60.7%	29.65% - 37.13%
Expected Term	2.5 Years – 5.5 Years	2.5 Years - 6 Years
Dividend yield	None	None

The Company grants stock options to key employees and Board members at prices not less than the fair market value of the Company’s common stock on the grant date.  Options issued expire either at five or ten years from the date of grant.  The options are exercisable either immediately or based on a vesting schedule over 1 to 4 years.  Compensation cost is recognized on a straight line basis based on the applicable vesting schedule. The Company uses the Black-Scholes valuation method to estimate the grant date fair value of each option.  The fair values of options granted were estimated using the following weighted-average assumptions:

The expected dividend yield is zero as the Company does not currently pay dividends on its common stock.  As the Company’s common stock has very low trading volume, volatility is calculated based on the average volatility of a group which includes the Company and peer companies.  The risk free interest rate is based on the U.S. Treasury rates on the grant date with maturity dates approximating the expected life of the option on the grant date.  The expected term is an estimate based on the average of the date of vesting and the end of term of the option.  These assumptions are evaluated and revised for future grants, as necessary, to reflect market conditions and experience.  There were no significant changes made to the methodology used to determine the assumptions during 2015.  The weighted-average grant-date fair value of stock options granted was $0.51 during 2015 and $0.21 during 2014.  The following represents the activity under the stock incentive plan as of December 31, 2015 and changes during the two years then ended:

		Weighted Average
	Outstanding Options	Exercise Price
Outstanding at December 31, 2013	5,639,864	$0.83
Issued	6,585,000	$0.80
Exercised	(33,334)	$0.70
Forfeitures	(881,666)	$0.85
Outstanding at December 31, 2014	11,309,864	$0.81
Issued	3,140,000	$1.37
Exercised	(3,053,397)	$0.66
Forfeitures	(1,036,383)	$1.07
Outstanding at December 31, 2015	10,360,084	$1.01

Exercisable at December 31, 2015	7,439,084	$0.97

The weighted-average remaining contractual life for options outstanding at December 31, 2015 was 6.8 years and for options exercisable at December 31, 2015 was 5.9 years.  The aggregate intrinsic value of options outstanding at December 31, 2015 was $4,396,128 and for options exercisable at December 31, 2015 was $3,379,022.  As of December 31, 2015 there was approximately $2,270,855 of unrecognized compensation cost related to outstanding stock options.  The unrecognized compensation cost will be recognized over a weighted-average period of 0.8 years.

On December 8, 2015, the Company issued 2,025,000 stock options to employees.  The vesting of these options is contingent on shareholder approval of an increase in the amount of authorized shares of common stock at the next annual meeting.  In the event that the shareholders do not approve the increase in authorized shares the options will be cancelled.  The Company has determined that due to the contingent vesting of these options, the grant date has not occurred as of December 31, 2015 and as a result, they are not included in the Company’s outstanding stock options at December 31, 2015.

Warrants:

The Company predominantly issues warrants to purchase Common Stock in connection with the issuance of Convertible Preferred Stock, Convertible Notes and equity financings.  The Company has also issued warrants for service to board members and outside companies.  Additionally, the Company has issued warrants in connection with an acquisition. 7,156,144 of the 25,867,753 outstanding warrants have been issued in connection with equity instruments and are accounted for as a derivative liability.  The remaining 18,711,609 warrants were issued for services to board members or external companies, in connection with acquisitions, or in connection with the issuance of convertible notes or equity instruments and have been recorded based on fair value.  The warrants expire 3 or 5 years from the date of issuance.  Generally, warrants vest immediately or over a vesting schedule of between 1 and 3 years. The Company uses the Black-Scholes or “Binomial” valuation method, as appropriate, to estimate the grant date fair value of each warrant.

The Company issued 75,000 and 297,000 warrants to purchase shares of common stock in exchange for service during 2015 and 2014, respectively.  The Company’s results for the years 2015 and 2014, include expense related to warrants issued for services of $18,000 and $38,000, respectively.  These amounts are included within Selling, General & Administrative expenses on the Consolidated Statement of Operations.

Warrant holders exercised 1,546,308 warrants to purchase common stock, some of which were cashless exercises, during 2015.  The weighted average price of the exercised warrants was $0.76 and the Company received $881,335 in proceeds and issued 1,379,306 shares of common stock as a result of these exercises.  During 2014, warrant holders exercised 1,186,300 warrants to purchase common stock, some of which were cashless exercises.  The weighted average price of the exercised warrants was $0.71 and the Company received $438,550 in proceeds and issued 795,095 shares of common stock as a result of these exercises.

 On August 11, 2015 (the “Closing Date”), the Company entered into an exchange agreement (the “Exchange Agreement”) with the holders of outstanding warrants to purchase shares of the Company’s common stock (the “Holders”), pursuant to which the Company agreed to issue warrants to purchase an aggregate of 7,142,856 shares of the Company’s common stock (the “Replacement Warrants”) in exchange for the cancellation of the Holder’s existing warrants to purchase an aggregate of 7,142,856 shares of the Company’s common stock (the “Prior Warrants”). The Holders consist of (i) River Charitable Remainder Unitrust f/b/o Isaac Blech (the “Trust”), of which Isaac Blech, a current Director of the Company, is the sole trustee; and (ii) Miriam Blech, the wife of Isaac Blech.  The Prior Warrants had an exercise price of $0.77 per share, contained weighted-average anti-dilution price protection and contained an expiration date of March 3, 2016. The Replacement Warrants have an exercise price of $1.20 per share, are not exercisable for a period of eighteen months from the Closing Date and expire on the three year anniversary of the Closing Date.  Pursuant to the terms of the Exchange Agreement, the Company has agreed to seek shareholder approval for an increase in the Company’s authorized capital stock within twelve months of the Closing Date. In the event the Company fails to obtain approval of the proposal relating to such increase in the Company’s authorized capital stock the Company has agreed to resubmit such proposal to its stockholders within three (3) months after the result of the prior meeting is rendered.

As a result of the Exchange Agreement, the Prior Warrants, which were recorded as a derivative liability were valued at $2,618,049 as of August 11, 2015 and cancelled and removed from derivative liabilities and the Replacement Warrants, which were determined to be equity instruments, were recorded to additional paid in capital in the same amount.

The fair values of warrants granted for service were estimated using the following weighted-average assumptions:

Years Ended
	December 31, 2015	December 31, 2014
Exercise price	$1.50	$0.75 - $1.12
Risk free interest rate	0.39% to 0.46%	0.63% to 1.87%
Volatility	26.47% - 26.66%	28.93% - 36.91%
Expected Term	1.5 Years	2.5 Years – 5.75 Years
Dividend yield	None	None

The following represents the stock warrant activity as of December 31, 2015 and changes during the two years then ended:

	Outstanding Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2013	19,112,360	$1.11
Issued	927,000	$1.05
Exercised	(1,186,300)	$0.71
Cancelled	(100,000)	$0.75
Outstanding at December 31, 2014	18,753,060	$1.06
Issued	15,848,643	$1.09
Exercised	(1,546,308)	$0.76
Cancelled	(7,187,642)	$0.80
Outstanding at December 31, 2015	25,867,753	$1.16